Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

From time to time, the Company grants stock options, stock appreciation rights, or similar option-like instruments to employees, including our named executive officers. Historically, we have granted such equity in connection with annual compensation and performance reviews, as well as for new hires, promotions, or other non-routine grants where the timing of such grants is tied to the event giving rise to the award. The Company does not have any formal policy that requires us to grant, or avoid granting, stock options at particular times and no specific practice on the timing of awards of such options in relation to the disclosure of material nonpublic information by the Company. However, the Company’s practice is to consider such information, with participation of the Board and Compensation Committee, to ensure grants are unlikely to occur close to the release of material nonpublic information. In all cases, the timing of grants of stock options occurs independent of the release of any material nonpublic information, and we do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	we have granted such equity in connection with annual compensation and performance reviews, as well as for new hires, promotions, or other non-routine grants where the timing of such grants is tied to the event giving rise to the award.the timing of grants of stock options occurs independent of the release of any material nonpublic information
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	the Company’s practice is to consider such information, with participation of the Board and Compensation Committee, to ensure grants are unlikely to occur close to the release of material nonpublic information.
MNPI Disclosure Timed for Compensation Value	false